Investment Risks	Apr. 30, 2026
Driehaus Emerging Markets Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus Emerging Markets Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus Emerging Markets Growth Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Driehaus Emerging Markets Growth Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Driehaus Emerging Markets Growth Fund | Small- and Medium-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus Emerging Markets Growth Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has or is expected to have significant exposure to China as well as the far east region in general. Many countries in this region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region, and particularly China, Taiwan and South Korea, may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Fund invests. Any such disruptions may lead to substantial declines in the value of some or all of the Fund’s investments.

The Fund has or is expected to have significant exposure to the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes.

Driehaus Emerging Markets Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus Emerging Markets Growth Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Driehaus Emerging Markets Growth Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus Emerging Markets Growth Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus Emerging Markets Growth Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus Emerging Markets Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus Emerging Markets Small Cap Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus Emerging Markets Small Cap Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus Emerging Markets Small Cap Growth Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Driehaus Emerging Markets Small Cap Growth Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Driehaus Emerging Markets Small Cap Growth Fund | Small- and Medium-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus Emerging Markets Small Cap Growth Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has or is expected to have significant exposure to India as well as the far east region in general. Many countries in this region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could adversely affect and significantly diminish the value of the companies in which the Fund invests. The potential for loss and unequal treatment of investors in Indian companies is increased due to many Indian companies being founder and/or family-controlled, which can result in less transparency and weaker corporate governance. Issues with bureaucratic obstacles, inconsistent economic and tax reform and corruption within the Indian government may adversely affect market conditions in the country.

Driehaus Emerging Markets Small Cap Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus Emerging Markets Small Cap Growth Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Driehaus Emerging Markets Small Cap Growth Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus Emerging Markets Small Cap Growth Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus Emerging Markets Small Cap Growth Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus Emerging Markets Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus Global Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus Global Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth Stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus Global Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Driehaus Global Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund invests in and is otherwise exposed to emerging markets and therefore the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Driehaus Global Fund | Small- and Medium-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus Global Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to North America as well as to Europe and may be vulnerable to risks specific to those regions. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the European Union and, as members, such countries share a common currency and certain fiscal policies. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments including the implementation of tariffs by the U.S., and the renegotiation of NAFTA in the form of the United States-Mexico-Canada Agreement (“USMCA”), which replaced NAFTA on July 1, 2020, could negatively affect North America’s economic outlook and, as a result, the value of securities held by the Fund. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by the Fund.

Driehaus Global Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus Global Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Driehaus Global Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus Global Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus Global Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus Global Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Driehaus Global Fund | Shareholder Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Shareholder Concentration Risk. A relatively large percentage of the Fund’s shares may be held by related shareholders. A large redemption by one or more such shareholders may have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the recognition of capital gains and increase the Fund’s transaction costs.

Driehaus Global Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus International Small Cap Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus International Small Cap Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus International Small Cap Growth Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets, U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging markets risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Driehaus International Small Cap Growth Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Driehaus International Small Cap Growth Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the far east region as well as to Europe and may be vulnerable to risks specific to those regions. Many countries in the far east region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could also adversely affect and significantly diminish the value of such companies in which the Fund invests. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the European Union and, as members, such countries share a common currency and certain fiscal policies.

Driehaus International Small Cap Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus International Small Cap Growth Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Driehaus International Small Cap Growth Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus International Small Cap Growth Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus International Small Cap Growth Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus International Small Cap Growth Fund | Small-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus International Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus International Developed Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus International Developed Equity Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus International Developed Equity Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets, U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; and imposition of foreign withholding and other taxes. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Driehaus International Developed Equity Fund | Small- and Medium-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus International Developed Equity Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the far east region as well as to Europe and may be vulnerable to risks specific to those regions. Many countries in the far east region are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many far east countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The far east region may be adversely affected by political, military, economic and other factors related to regional geopolitical tensions. Expropriation, nationalization, confiscatory taxation, political, economic or social instability, environmental issues or other developments could also adversely affect and significantly diminish the value of the such companies in which the Fund invests. Adverse economic, political or social developments in Europe, or in a particular European country, could have a negative effect on the value of the Fund’s portfolio. Many European countries are members of the European Union and, as members, such countries share a common currency and certain fiscal policies.

Driehaus International Developed Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus International Developed Equity Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). Investment in Depositary Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depositary Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depositary Receipt. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Driehaus International Developed Equity Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus International Developed Equity Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus International Developed Equity Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus International Developed Equity Fund | Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Driehaus International Developed Equity Fund | Shareholder Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

Shareholder Concentration Risk. A relatively large percentage of the Fund’s shares may be held by related shareholders. A large redemption by one or more such shareholders may have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the recognition of capital gains and increase the Fund’s transaction costs.

Driehaus International Developed Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus Micro Cap Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus Micro Cap Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus Micro Cap Growth Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, asset class, industry or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the health care sector. Health care companies may be negatively impacted by scientific or technological developments, research and development costs, increased competition, rapid product obsolescence and patent expirations. The Fund also has significant exposure to the industrial sector. Industrial companies may be adversely impacted by negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing, and earnings. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes.

Driehaus Micro Cap Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus Micro Cap Growth Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar denominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which included market, political, currency and regulatory risks.

Driehaus Micro Cap Growth Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus Micro Cap Growth Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus Micro Cap Growth Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus Micro Cap Growth Fund | Small-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus Micro Cap Growth Fund | Micro-Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Driehaus Micro Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus Small Cap Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus Small Cap Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus Small Cap Growth Fund | Small- and Medium-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus Small Cap Growth Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, asset class, industry or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the health care sector. Health care companies may be negatively impacted by scientific or technological developments, research and development costs, increased competition, rapid product obsolescence and patent expirations. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes. The Fund also has significant exposure to the industrials sector. Industrial companies may be adversely impacted by negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing, and earnings.

Driehaus Small Cap Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus Small Cap Growth Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar denominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which included market, political, currency and regulatory risks.

Driehaus Small Cap Growth Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus Small Cap Growth Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus Small Cap Growth Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Driehaus Small/Mid Cap Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, economic cycles, monetary, fiscal and trade policies, company earnings, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Driehaus Small/Mid Cap Growth Fund | Growth Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Driehaus Small/Mid Cap Growth Fund | Small- and Medium-Sized Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Driehaus Small/Mid Cap Growth Fund | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Allocation Risk. The Fund’s overall risk level will depend on the companies, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, asset class, industry or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

The Fund has significant exposure to the health care sector. Health care companies may be negatively impacted by scientific or technological developments, research and development costs, increased competition, rapid product obsolescence and patent expirations. The Fund is also expected to have significant exposure to the information technology sector. Technology companies may be subject to abrupt market movements, short product cycles, changing consumer preferences, aggressive pricing of products and services, a limited qualified workforce, new market entrants and intellectual property disputes. The

Fund also has significant exposure to the industrials sector. Industrial companies may be adversely impacted by negative or abrupt changes in economic growth, changes in end market or sub-industry conditions, product cycles, inventories, pricing, and earnings.

Driehaus Small/Mid Cap Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.
Driehaus Small/Mid Cap Growth Fund | Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar denominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which included market, political, currency and regulatory risks.

Driehaus Small/Mid Cap Growth Fund | Manager Risk
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Driehaus Small/Mid Cap Growth Fund | High Rates of Turnover
Prospectus [Line Items]
Risk [Text Block]

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of recognized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders.

Driehaus Small/Mid Cap Growth Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may purchase securities in Initial Public Offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Driehaus Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.